Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Nature of Business
Nature of Business
Citizens Holding Company (referred to herein as the “Company”) owns and operates The Citizens Bank of Philadelphia (the “Bank”). In addition to full service commercial banking, the Bank offers title insurance services through its subsidiary, Title Services LLC. As a state bank, the Bank is subject to regulations of the Mississippi Department of Banking and Consumer Finance and the Federal Deposit Insurance Company. The Company is also subject to the regulations of the Federal Reserve. The area served by the Bank is east central, several southern and northern counties of Mississippi and the surrounding areas. Services are provided at multiple branch offices.

Basis of Financial Statement Presentation
Basis of Financial Statement Presentation
The accounting policies of the Company and its subsidiary conform to generally accepted accounting principles (“GAAP”) in the United States of America and to general practices within the banking industry. The consolidated financial statements of the Company include the accounts of the Bank and its subsidiary (collectively, the “Company”). All significant intercompany transactions have been eliminated in consolidation.

Estimates
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowance for loan losses and valuation of foreclosed real estate, management obtains independent appraisals for significant properties.
While management uses available information to recognize losses on loans and to value foreclosed real estate, future additions to the allowance or adjustments to the valuation may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and valuations of foreclosed real estate. Such agencies may require the Company to recognize additions to the allowance or to make adjustments to the valuation based on their judgments about information available to them at the time of their examination. Due to these factors, it is reasonably possible that the allowance for loan losses and valuation of foreclosed real estate may change materially in the near term.

Cash, Due from Banks and Interest Bearing Deposits with Other Banks
Cash, Due from Banks and Interest Bearing Deposits with Other Banks
For the purpose of reporting cash flows, cash and due from banks includes cash on hand and demand deposits. Cash flows from loans originated by the Company, deposits, and federal funds purchased and sold are reported net in the statement of cash flows. The Company is required to maintain average reserve balances with the Federal Reserve Bank based on a percentage of deposits.
Interest-bearing deposits with other banks mature within one year and are carried at cost.

Investment Securities
Investment Securities
In accordance with the investments topic of the Accounting Standards Codification (“ASC”), securities are classified as
“available-for-sale,”
“held-to-maturity”
or “trading”. Fair values for securities are based on quoted market prices where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. Gains or losses on the sale of securities are determined using the specific identification method. Currently, the Company has no trading securities.

Securities Available-for-Sale
Securities
Available-for-Sale
Securities that are held for indefinite periods of time or used as part of the Company’s asset/liability management strategy and that may be sold in response to interest rate changes, changes in prepayment risk, the need to increase regulatory capital and other similar factors are classified as available-for-sale
(“AFS”). Securities
available-for-sale
are reported at fair value, with unrealized gains and losses reported, net of related income tax effect, as a separate component of shareholders’ equity.

Securities Held to Maturity
Securities Held to Maturity
Securities that are
held-to-maturity
(“HTM”) are those securities that the Company has the positive intent and ability to hold until maturity. These securities cannot be sold in response to the risk factors discussed above for available for sale securities. These securities are reported at book value. As of December 31, 2019 and 2018, there were no securities classified as HTM.

Realized gains or losses, determined on the basis of the cost of specific securities sold, are included in earnings. The amortization of premiums and accretion of discounts are recognized in interest income.
The Company periodically reviews its securities for impairment based upon a number of factors, including but not limited to, length of time and extent to which the fair value has been less than cost, the likelihood of the security’s ability to recover any decline in its fair value, financial condition of the underlying issuer, ability of the issuer to meet contractual obligations and ability to retain the security for a period of time sufficient to allow for recovery in fair value. Impairments on securities are recognized when management, based on its analysis, deems the impairment to be other-than-temporary. Disclosures about unrealized losses in the Company’s securities portfolio that have not been recognized as other-than-temporary impairments are provided in Note 3.

Loans and Allowance for Loan Losses
Loans and Allowance for Loan Losses
Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, net of unearned income and an allowance for loan losses. The Company has no loans held-for-sale.
Unearned income includes deferred fees net of deferred direct incremental loan origination cost. Unearned income attributable to loans held with a maturity of more than one year is recognized as income or expense over the life of the loan.
Unearned discounts on installment loans are recognized as income over the terms of the loans by a method that approximates the interest method. Unearned income and interest on commercial loans are recognized based on the principal amount outstanding. For all other loans, interest is accrued daily on the outstanding balances. For impaired loans, interest is discontinued on a loan when management believes, after considering collection efforts and other factors, that the borrower’s financial condition is such that collection of interest is doubtful. Cash collections on impaired loans are credited to the loan receivable balance, and no interest income is recognized on those loans until the principal balance has been collected. The Company generally discontinues the accrual of interest income when a loan becomes 90 days past due as to principal or interest; however, management may elect to continue the accrual when the estimated net realizable value of collateral is sufficient to cover the principal balance and the accrued interest. Interest income on other nonaccrual loans is recognized only to the extent of interest payments. Upon discontinuance of the accrual of interest on a loan, any previously accrued but unpaid interest is reversed against interest income.
A loan is impaired when management determines that it is probable the Company will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. The amount of impairment, if any, and any subsequent changes are included in the allowance for loan losses.
Troubled debt restructurings (“TDR”) are those for which concessions have been granted to the borrower due to a deterioration of the borrower’s financial condition. Such concessions may include reduction in interest rates or deferral of interest or principal payments. In evaluating whether to restructure a loan, management analyzes the long-term financial condition of the borrower, including guarantor and collateral support, to determine whether the proposed concessions will increase the likelihood of repayment of principal and interest. TDR are classified as performing, unless they are on nonaccrual status of 90 days or more delinquent, in which case they are considered nonperforming.
The allowance for loan losses is established through a provision for loan losses charged against net income. Loans determined to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. The allowance represents an amount, which, in management’s judgment, will be adequate to absorb estimated probable losses on existing loans that may become uncollectible. In order to determine an adequate level of allowance, management utilizes a model that calculates the allowance for loan loss by applying an average historical charge-off
percentage by loan segment and over a 20 quarter period of time with the most current quarters weighted to show the effect of the most recent chargeoff activity to the current loan balances in the corresponding loan segment. Additionally, for loan balances over $100, specific reserves on an individual loan basis may be applied in addition to the allowance calculated using the model. This specific reserve is determined by an extensive review of the borrower’s credit history, capacity to pay, adequacy of collateral and general economic conditions related to the respective loan. This specific reserve will stay in place until such time that the borrower’s obligation is satisfied or the loan is greatly improved.
Large groups of small-balance homogenous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures.
Business Combinations, Accounting for Credit-Deteriorated Purchased Loans and Related Assets
Business combinations are accounted for by applying the acquisition method in accordance with ASC 805, “Business Combinations.” Under the acquisition method, identifiable assets acquired and liabilities assumed and any non-controlling
interest in the acquiree at the acquisition date are measured at their fair values as of that date and are recognized separately from goodwill. Results of operations of the acquired entities are included in the Consolidated Statements of Income from the date of acquisition. Acquisition costs incurred by the Company are expensed as incurred.
Loans purchased in business combinations with evidence of credit deterioration since origination and for which it is probable that all contractually required payments will not be collected are considered to be credit-impaired. Purchased credit deteriorated loans are accounted for in accordance with ASC
310-30,
“Loans and Debt Securities Acquired with Deteriorated Credit Quality” (“ASC
310-30”),
and initially measured at fair value, which includes estimated future credit losses expected to be incurred over the life of the loans. Increases in expected cash flows to be collected on these loans are recognized as an adjustment of the loan’s yield over its remaining life, while decreases in expected cash flows are recognized as an impairment.

Bank Premises, Furniture, Fixtures and Equipment
Bank Premises, Furniture, Fixtures and Equipment
The Company’s premises, furniture, fixtures and equipment are stated at cost less accumulated depreciation computed by straight-line methods over the estimated useful lives of the assets, which range from three to forty years. Costs of major additions and improvements are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Other Real Estate Owned
Other Real Estate Owned
Other real estate owned (“OREO”) consists of properties repossessed by the Company on foreclosed loans. These assets are stated at fair value at the date acquired less estimated costs to sell. Losses arising from the acquisition of such property are charged against the allowance for loan losses. Declines in value resulting from subsequent revaluation of the property or losses resulting from disposition of such property are expensed as incurred. Revenue and expenses from operations of other real estate owned are reflected as other income (expense).

Cash Surrender Value of Life Insurance
Cash Surrender Value of Life Insurance
The Company has purchased life insurance contracts on certain employees and directors. Certain of such policies were acquired to fund deferred compensation arrangements with employees and directors. The cash surrender value of the Company owned policies is carried at the actual cash surrender value of the policy at the balance sheet date. Changes in the value of the policies are classified in non-interest
income.

Intangible Assets
Intangible Assets
Intangible assets include core deposits purchased and goodwill. Core deposit intangibles are amortized on a straight-line basis over their estimated economic lives ranging from 5 to 10 years. Goodwill and other intangible assets with indefinite lives are not amortized but are tested at least annually for impairment. Fair values are determined based on market valuation multiples for the Company and comparable businesses based on the assets and cash flow of the Bank, the Company’s only reportable segment. If impairment has occurred, the goodwill or other intangible asset is reduced to its estimated fair value through a charge to expense.

Trust Assets	Trust Assets Assets held by the trust department of the Company in its fiduciary or agency capacities are not assets of the Company and are not included in the consolidated financial statements.

Income Taxes
Income Taxes
Provisions for income taxes are based on taxes payable or refundable for the current year and the changes in deferred tax assets and liabilities, excluding components of other comprehensive income. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As ch
a
nges in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Comprehensive Income (Loss)
Comprehensive Income (Loss)
Comprehensive income (loss) includes net earnings reported in the consolidated statements of income and changes in unrealized gain (loss) on securities available-for-sale
reported as a component of shareholders’ equity. Unrealized gain (loss) on securities available-for-sale,
net of related income taxes, was the only component of accumulated other comprehensive income for the Company.

Net Income Per Share
Net Income Per Share
Net income per share-basic is computed by dividing net income by the weighted average number of common shares outstanding during the year. Net income per share-diluted is based on the weighted average number of shares of common stock outstanding for the periods, including the dilutive effect of the Company’s outstanding stock options and restricted stock grants.
The effect of the dilutive shares for the years 2019, 2018 and 2017 is illustrated in the following table.

	2019	2018	2017

Basic weighted average shares outstanding	5,063,736	4,889,420	4,878,691
Dilutive effect of stock options	2,367	9,798	17,157

Dilutive weighted average shares outstanding	5,066,103	4,899,218	4,895,848

Net income	$5,902	$6,673	$3,704

Net income per share-basic	$1.17	$1.36	$0.76
Net income per share-diluted	$1.17	$1.36	$0.76

Advertising Costs	Advertising Costs Advertising costs are charged to expense when incurred. Advertising expense was $551, $640 and $650 for the years ended December 31, 2019, 2018 and 2017, respectively.

Securities Sold Under Agreements to Repurchase
Securities Sold Under Agreements to Repurchase
Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold. Securities, generally United States Government, federal agency and state county municipal securities, pledged as collateral under these financing arrangements cannot be sold or re-pledged
by the secured party.

Reclassifications
Reclassifications
Certain information for 2017 and 2018 has been reclassified to conform to the financial presentation for 2019. Such reclassifications had no effect on net income or shareholders’ equity.

Stock-Based Compensation
Stock-Based Compensation
At December 31, 2019, the Company had outstanding grants under two stock-based compensation plans, which are the 1999 Directors’ Stock Compensation Plan and the 2013 Incentive Compensation Plan. Compensation expense for option grants and restricted stock awards is determined based on the estimated fair value of the stock options and restricted stock on the applicable grant or award date. The Company has elected to account for forfeitures in compensation cost when they occur as permitted under the guidance in ASC 718, “Compensation—Stock Compensation” (“ASC 718”). Expense associated with the Company’s stock-based compensation is included under the line item “Salaries and benefits” on the Consolidated Statements of Income. The Company recognizes compensation expense for all share-based payments to employees in accordance with ASC 718, “Compensation – Stock Compensation.” See Note 19 for further details regarding the Company’s stock-based compensation.

Subsequent Events
Subsequent Events
The Company has evaluated, for consideration of recognition or disclosure, subsequent events that have occurred through the date of issuance of its financial statements, and has determined that no significant events occurred after December 31, 2019 but prior to the issuance of these financial statements that would have a material impact on its Consolidated Financial Statements.

Recently Issued Accounting Pronouncements
Adoption of New Accounting Standards
ASU
2016-02
“Leases” (Topic 842)” (“ASU
2016-02”)
requires lessees and lessors recognize lease assets and lease liabilities on the balance sheet and disclose key information about leasing arrangements. ASU
2016-02
was effective for the Company on January 1, 2019. ASU
2016-02
provides for a modified retrospective transition approach requiring lessees to recognize and measure leases on the balance sheet at the beginning of either the earliest period presented or as of the beginning of the period of adoption with the option to elect certain practical expedients. The Company has elected to apply ASU
2016-02
as of the beginning of the period of adoption (January 1, 2019) and have not restated comparative periods. Of the optional practical expedients available under ASU
2016-02,
all that apply have been adopted.
The Company’s operating leases relate primarily to branch properties and related equipment. As a result of implementing ASU
2016-02,
we recognized an operating lease
right-of-use
(“ROU”) asset of $1,009 and an operating lease liability of $1,009 on January 1, 2019, with no impact on our consolidated statements of income or condensed consolidated statement of cash flows compared to the prior lease accounting model. The ROU asset and liability are recorded in other assets and other liabilities, respectively, in the consolidated statements of financial
condition. See Note 8. Premises and Equipment for additional information.

Newly Issued, But Not Yet Effective Accounting Standards
In June 2016, the FASB issued ASU
2016-13,
“
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
” (“ASU
2016-13”).
ASU
2016-13
makes significant changes to the accounting for credit losses on financial instruments and disclosures about them. The new current expected credit loss (CECL) impairment model will require an estimate of expected credit losses, measured over the contractual life of an instrument, which considers reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions. The standard provides significant flexibility and requires a high degree of judgment with regards to pooling financial assets with similar risk characteristics, determining the contractual terms of said financial assets and adjusting the relevant historical loss information in order to develop an estimate of expected lifetime losses. In addition, ASU
2016-13
amends the accounting for credit losses on debt securities and purchased financial assets with credit deterioration. The amendments in ASU
2016-13
were ori
ginally
effective for fiscal years beginning after December 31, 2019, and interim periods within those years for public business entities that are SEC filers. However, in October 2019, the FASB approved deferral of the effective date for ASU
2016-13
for certain companies. The new effective date for the Company is January 1, 2023. ASU
2016-13
permits the use of estimation techniques that are practical and relevant to the Company’s circumstances, as long as they are applied consistently over time and faithfully estimate expected credit losses in accordance with the standard. The ASU lists several common credit loss methods that are acceptable such as a discounted cash flow method, loss-rate method and probability of default/loss given default (PD/LGD) method. Depending on the nature of each identified pool of financial assets with similar risk characteristics, the Company currently plans on implementing a PD/LGD method or a loss-rate method to estimate expected credit losses. The Company expects ASU
2016-13
to have a significant impact on the Company’s accounting policies, internal controls over financial reporting and footnote disclosures. The Company has assessed its data and system needs and has begun designing its financial models to estimate expected credit losses in accordance with the standard. Further development, testing and evaluation of said models is required to determine the impact that adoption of this standard will have on the financial condition and results of operations of the Company.
ASU
2018-13
“
Fair Value Measurement (Topic 820) – Changes in the Disclosure Requirements for Fair Value Measurement
” (“ASU
2018-13”)
removes the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 fair value measurement methodologies, the policy for timing of transfers between levels and the valuation processes for Level 3 fair value measurements. It also adds a requirement to disclose changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 measurements. For certain unobservable inputs, entities may disclose other quantitative information in lieu of the weighted average if the other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements. ASU
2018-13
is effective for annual and interim periods beginning after December 15, 2019. Management is currently evaluating the impact this ASU will have on the Company’s financial statements.

In January 2017, FASB issued ASU 2017-04, “
Intangibles
-
Goodwill
and
Other
(Topic
350)
” (“ASU 2017-04”). ASU 2017-04 amends and simplifies current goodwill impairment testing by eliminating certain testing under the current provisions. Under the new guidance, an entity should perform the goodwill impairment test by comparing the fair value of a reporting unit with its carrying value and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if a quantitative impairment test is necessary. ASU 2017-04 becomes effective for the company for periods beginning after December 15, 2022. Management is currently evaluating the impact this ASU will have on the Company’s financial statements
.
In December 2019, the FASB issued Accounting Standards Update No. 2019-12,
Income
Taxes
(Topic
740)
: Simplifying the Accounting for Income Taxes to simplify various aspects of the current guidance to promote consistent application of the standard among reporting entities by moving certain exceptions to the general principles. The amendments are effective for fiscal years beginning after December 15, 2020, with early adoption permitted. Management is currently evaluating the impact this ASU will have on the Company’s financial statements.